Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables
Trade and other payables

23.  Trade and other payables

	December 31,	December 31,
(in thousands of Russian Roubles)	2020	2019
Non-current trade and other payables
Deferred consideration (note 8)	170,620	—
Payables to employees	7,987	4,239
Total	178,607	4,239
Current trade and other payables
Taxes payable	497,204	424,322
Trade payables	243,426	111,901
Payables to employees	265,176	214,548
Deferred consideration (note 8)	234,086	—
Other payables	33,197	29,448
Total	1,273,089	780,219

The Group’s exposure to currency and liquidity risk related to trade and other payables is disclosed in note 26.